Note 24 - Assets and Liabilities Associated With Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of disposal of assets and liabilities classified as held for sale [text block]
	2024	2023
Non-current assets held for sale
Solar plant	13,512	13,519
Liabilities associated with assets held for sale
Site restoration liability	104	128